SCHEDULE OF REVENUE CONTRACT BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable And Contract Liabilities
Balance, receivables	$ 62,842
Balance, liabilities	274,192
Customer deposits, receivables
Customer deposits, liabilities		(779,870)
Changes due to payment, fulfillment of performance obligations or revenues recognized, receivables	(62,842)	62,842
Changes due to payment, fulfillment of performance obligations or revenues recognized, liabilities	271,069	489,906
Effect of changes in foreign exchange rates, receivables
Effect of changes in foreign exchange rates, liabilities	3,123	15,772
Balance, liabilities	(274,192)
Balance, receivables		62,842
Balance, liabilities		$ (274,192)